SIGNIFICANT TRANSACTIONS - Towers in Pakistan classified as held-for-sale (Details) $ in Millions	Aug. 30, 2017 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Assets and liabilities classified as held for sale
Property and equipment		$ 6,097	$ 6,719	$ 6,239
Goodwill		4,394	4,696	$ 4,223
Deferred tax assets		272	343
Other non-current assets		199	118
Other current assets		394	439
Total assets		19,521	21,193
Non-current liabilities		(10,937)	(8,593)
Current liabilities		(4,607)	$ (6,557)
Deodar | Pakistan Mobile Communications Limited | Towers in Pakistan classified as held-for-sale
Assets and liabilities classified as held for sale
Amount per agreement	$ 940
Number of towers | item	13,000
Property and equipment		177
Goodwill		224
Deferred tax assets		64
Other non-current assets		2
Other current assets		44
Total assets		511
Non-current liabilities		(7)
Current liabilities		(28)
Total liabilities		(35)
Cumulative other comprehensive income		$ (28)